SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - Fair Value, Inputs, Level 1 [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in the Trust Account	$ 48,584,863	$ 72,565,394
Marketable securities held in the Trust Account		$ 72,565,394	$ 67,813,020